Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities, Current [Abstract]
Deposits from advertising agencies and customers	¥ 9,609	¥ 9,775
Accrued professional fees	4,019	6,108
Advertising and promotion expenses payables and accruals	83	76
General operating expenses payables and accruals	25,039	30,315
Deposits from potential house buyers	5,569	6,889
Others	12,463	12,545
Total	¥ 56,782	¥ 65,708